SHARE-BASED COMPENSATION - Warrants By Expiration Date (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)		$ 5.00
Warrants
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 9.56	$ 9.80	$ 11.29
Warrants Outstanding	47,318,882	44,258,882	35,418,078
Warrants Exercisable	47,318,882
Warrants | June 2026
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 11.50
Warrants Outstanding	30,664,500
Warrants Exercisable	30,664,500
Warrants | June 2024
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 10.00
Warrants Outstanding	2,654,445
Warrants Exercisable	2,654,445
Warrants | August 2027
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 5.00
Warrants Outstanding	10,999,937
Warrants Exercisable	10,999,937
Warrants | August 2028
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 6.00
Warrants Outstanding	3,000,000
Warrants Exercisable	3,000,000